UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET OREGON MUNICIPALS FUND

FORM N-Q

JULY 31, 2016

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.1%
Education - 16.9%
Oregon State Facilities Authority Revenue:
Senior College in Student Housing Project A, SCA, XLCA	5.250%	7/1/25	$1,210,000	$1,211,355
Willamette University Project	5.000%	10/1/16	510,000	513,611
Willamette University Project	5.000%	10/1/27	3,700,000	3,875,232
Oregon State Health & Science University Revenue	5.000%	7/1/35	850,000	1,060,885
Oregon State University General Revenue	5.000%	4/1/45	2,000,000	2,441,120
University of Oregon General Revenue	5.000%	4/1/46	5,000,000	6,212,350

Total Education				15,314,553

Health Care - 12.9%
Multnomah County, OR, Hospital Facilities Authority Revenue, Adventist Health	5.125%	9/1/40	2,500,000	2,751,700
Oregon State Facilities Authority Revenue:
Peacehealth	5.000%	11/1/39	5,000,000	5,457,250
Providence Health & Services	5.000%	10/1/45	900,000	1,082,772
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives	5.500%	3/1/22	45,000	45,175
Catholic Health Initiatives	5.000%	5/1/22	880,000	883,098
Catholic Health Initiatives	5.000%	5/1/32	1,010,000	1,013,181
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/46	400,000	439,664	(c)

Total Health Care				11,672,840

Industrial Revenue - 3.2%
Port Morrow, OR, PCR, Portland General Electric Co.	5.000%	5/1/33	2,500,000	2,860,850

Local General Obligation - 13.7%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO, Convertible Deferred Interest, School Board Guaranty, Step Bond	5.000%	6/15/33	2,115,000	2,595,507	(b)
Lane County, OR, School District # 19 Springfield, GO:
CAB, School Board Guaranty	0.000%	6/15/35	2,435,000	1,419,727
School Board Guaranty	5.000%	6/15/31	1,000,000	1,243,540
Marion County, OR, School District # 103 Woodburn, GO:
School Board Guaranty	5.000%	6/15/34	1,000,000	1,238,040
School Board Guaranty	5.000%	6/15/35	1,000,000	1,236,210
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,218,400
Rogue, OR, Community College District, GO, NATL, School Board Guaranty	5.000%	6/15/25	350,000	350,934
Yamhill County, OR, School District #40, GO:
School Board Guaranty	4.000%	6/15/37	1,500,000	1,693,890	(c)
School Board Guaranty	4.000%	6/15/38	1,300,000	1,466,829	(c)

Total Local General Obligation				12,463,077

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 32.2%
Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC	5.375%	1/1/35	$4,300,000	$4,544,154	(a)
Lane County, OR, Metropolitan Wastewater Management Commission Revenue, NATL	5.000%	11/1/24	275,000	278,080	(a)
Oregon State Department of Administrative Services:
COP	5.000%	5/1/29	1,300,000	1,451,671	(a)
Lottery Revenue	5.000%	4/1/28	1,000,000	1,114,850	(a)
Lottery Revenue	5.000%	4/1/29	1,750,000	1,950,988	(a)
Oregon State Facilities Authority Revenue, University Portland Project	5.000%	4/1/32	3,545,000	3,804,246	(a)
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	4,900,000	5,616,380	(a)(d)
Oregon State, GO, State Property	5.000%	5/1/36	3,000,000	3,554,640	(a)
Portland, OR, EDR, Broadway Housing LLC Project	6.500%	4/1/35	3,000,000	3,379,440	(a)
Portland, OR, Sewer Systems Revenue	5.000%	6/15/33	3,250,000	3,492,937	(a)

Total Pre-Refunded/Escrowed to Maturity				29,187,386

Special Tax Obligation - 4.9%
Keizer, OR	5.200%	6/1/31	1,150,000	1,235,284
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/29	1,000,000	1,162,260
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	2,000,000	2,019,980

Total Special Tax Obligation				4,417,524

State General Obligation - 4.0%
Oregon State, GO, Higher Education	5.000%	8/1/43	3,000,000	3,637,200

Transportation - 4.9%
Oregon State Department of Transportation, Highway User Tax Revenue	5.000%	11/15/31	1,000,000	1,253,070
Oregon State Department of Transportation, Highway User Tax Revenue, Senior Lien	5.000%	11/15/19	1,400,000	1,480,290
Port of Portland, OR, Airport Revenue	5.000%	7/1/44	1,500,000	1,759,395	(e)

Total Transportation				4,492,755

Water & Sewer - 5.4%
Clackamas River Water, OR, Water Revenue	5.000%	11/1/43	1,000,000	1,214,500
Clackamas River Water, OR, Water Revenue	5.000%	11/1/46	660,000	799,821
Eugene, OR, Water Revenue, Utility System	4.000%	8/1/45	1,000,000	1,140,470
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	1/1/46	1,500,000	1,752,840
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	5,000	5,064	(e)

Total Water & Sewer				4,912,695

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $82,161,945)				88,958,880

SHORT-TERM INVESTMENTS - 4.9%
MUNICIPAL BONDS - 4.9%
Education - 0.2%
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.400%	12/1/29	100,000	100,000	(f)(g)
University of Texas, TX, Revenue, LIQ-University of Texas Investment Management Co.	0.410%	8/1/16	100,000	100,000	(f)(g)

Total Education				200,000

Finance - 0.8%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.590%	11/1/22	700,000	700,000	(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - 0.8%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.590%	11/1/26	$400,000	$400,000	(f)(g)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.370%	6/1/28	200,000	200,000	(f)(g)
Veterans Welfare, SPA-U.S. Bank N.A.	0.370%	12/1/41	100,000	100,000	(f)(g)

Total General Obligation				700,000

Health Care - 0.9%
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.420%	6/1/35	400,000	400,000	(f)(g)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.400%	7/1/27	400,000	400,000	(f)(g)

Total Health Care				800,000

Housing: Multi-Family - 0.7%
New York City, NY, HDC, MFH Revenue, Royal Properties, FNMA, LIQ-FNMA	0.440%	4/15/35	100,000	100,000	(f)(g)
New York State Housing Finance Agency Revenue:
625 West 57th Street, LOC-Bank of New York Mellon	0.400%	5/1/49	100,000	100,000	(f)(g)
Worth Street, FNMA, LIQ-FNMA	0.480%	5/15/33	100,000	100,000	(e)(f)(g)
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.480%	5/1/37	300,000	300,000	(e)(f)(g)

Total Housing: Multi-Family				600,000

Housing: Single Family - 0.7%
Utah State Housing Finance Agency Revenue, Single Family Mortgage, SPA-JPMorgan Chase	0.490%	1/1/33	300,000	300,000	(e)(f)(g)
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.480%	11/1/37	300,000	300,000	(e)(f)(g)

Total Housing: Single Family				600,000

Public Facilities - 0.1%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, AGM, SPA-PNC Bank N.A.	0.720%	11/1/39	100,000	100,000	(f)(g)

Transportation - 0.2%
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	0.460%	10/1/39	200,000	200,000	(e)(f)(g)

Utilities - 0.1%
Los Angeles, CA, Department of Water & Power Revenue, SPA-Royal Bank of Canada, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.400%	7/1/34	100,000	100,000	(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 0.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.500%	6/15/32	$100,000	$100,000	(f)(g)
Second General Resolution, SPA-Dexia Credit Local	0.590%	6/15/32	300,000	300,000	(f)(g)

Total Water & Sewer				400,000

TOTAL MUNICIPAL BONDS (Cost - $4,400,000)				4,400,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $60,300)	0.250%		60,300	60,300

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,460,300)				4,460,300

TOTAL INVESTMENTS - 103.0% (Cost - $86,622,245#)				93,419,180
Liabilities in Excess of Other Assets - (3.0)%				(2,717,962)

TOTAL NET ASSETS - 100.0%				$90,701,218

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is purchased on a when-issued basis.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
EDR	— Economic Development Revenue
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
SCA	— Syncora Capital Assurance Inc. - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$88,958,880	—	$88,958,880

Short-Term Investments†:
Municipal Bonds	—	$4,400,000	—	$4,400,000
Money Market Funds	$60,300	—	—	60,300

Total Short-Term Investments	$60,300	$4,400,000	—	$4,460,300

Total Investments	$60,300	$93,358,880	—	$93,419,180

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$50,070	—	—	$50,070

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,796,935
Gross unrealized depreciation	—

Net unrealized appreciation	$6,796,935

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	7	9/16	$1,170,993	$1,221,063	$(50,070)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2016